Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets
In the first quarter of fiscal 2026, the Company announced a strategic reorganization of its business. As discussed in Note 1, the Company began reporting externally under the new structure as of October 1, 2025. The below table and the goodwill impairment assessment results described below relate to the previous reporting structure in effect as of September 30, 2025. The following is a summary of the changes in the carrying value of goodwill, by reportable segment, for fiscal 2025 and 2024:

(in thousands)	U.S. Healthcare Solutions	International Healthcare Solutions	Total
Goodwill as of September 30, 2023	$6,205,774	$3,368,343	$9,574,117
Purchase accounting adjustments	—	(12,904)	(12,904)
Goodwill recognized in connection with acquisitions	—	18,712	18,712
Goodwill impairment	—	(418,000)	(418,000)
Foreign currency translation	2,748	153,354	156,102
Goodwill as of September 30, 2024	6,208,522	3,109,505	9,318,027
Goodwill recognized in connection with acquisitions	4,896,085	123,112	5,019,197
Goodwill impairment	—	(723,884)	(723,884)
Foreign currency translation	383	62,797	63,180
Goodwill as of September 30, 2025	$11,104,990	$2,571,530	$13,676,520
The Company continued to experience weakening demand for specialized services in the life sciences industry, which has negatively impacted the operating results of PharmaLex. In the fourth quarter of fiscal 2025 and in connection with the Company’s annual budgeting process, the Company revised PharmaLex’s long-range forecast. In connection with the Company’s annual goodwill impairment assessment, it recorded a full impairment of the remaining goodwill of $723.9 million in the PharmaLex reporting unit. The fair value of the reporting unit was determined based on a weighted average of income and market approaches. The income approach includes the Company’s forecasted cash flows in its long-range plan as well as discount rate and income tax rate assumptions. This represents a Level 3 nonrecurring fair value measurement. The Company believes that its assumptions are representative of market participant assumptions; however, the forecasted cash flows used to estimate fair value and measure the related impairment are inherently uncertain and include assumptions that could differ from actual results in future periods.
The carrying values of goodwill as of September 30, 2025 and 2024 are net of the following accumulated impairments:

(in thousands)	U.S. Healthcare Solutions	International Healthcare Solutions
Accumulated impairment losses as of September 30, 2025	$—	$1,217,820
Accumulated impairment losses as of September 30, 2024	$—	$493,936
The Company performed a recoverability assessment of PharmaLex’s long-lived assets as of July 1, 2025 using its revised long-range forecast. The recoverability assessment compared PharmaLex’s undiscounted cash flows to the carrying values of the PharmaLex asset group, including goodwill, and it was determined to be recoverable.
The following is a summary of other intangible assets:

	September 30, 2025				September 30, 2024
(dollars in thousands)	Weighted Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Indefinite-lived trade name		$17,000	$—	$17,000	$17,000	$—	$17,000
Finite-lived:
Customer relationships	12 years	5,250,912	(1,860,484)	3,390,428	5,090,864	(1,536,081)	3,554,783
Trade names and other	11 years	1,457,176	(1,090,423)	366,753	1,259,954	(830,691)	429,263
Total other intangible assets		$6,725,088	$(2,950,907)	$3,774,181	$6,367,818	$(2,366,772)	$4,001,046
Amortization expense for finite-lived intangible assets was $556.9 million, $663.5 million, and $553.6 million in fiscal 2025, 2024, and 2023, respectively. Amortization expense for finite-lived intangible assets is estimated to be $401.0 million in fiscal 2026, $341.9 million in fiscal 2027, $330.0 million in fiscal 2028, $314.9 million in fiscal 2029, $294.1 million in fiscal 2030, and $2,075.3 million thereafter.